Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Changes in Accrued Product Warranty Costs	Accrued product warranty costs are included in accrued expenses in the accompanying consolidated balance sheets and the changes for the years ended December 31, 2019 and 2018 are summarized as follows:

	Years ended December 31
	2019	2018
	(Millions of yen)
Balance at beginning of year	17,318	17,452
Additions	15,945	18,870
Utilization	(14,488)	(14,707)
Other	(2,929)	(4,297)

Balance at end of year	15,846	17,318